Shareholder Report	10 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		NICHOLAS Ltd EDITION, INC.
Entity Central Index Key		0000809802
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class I
Trading Symbol	NCLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of January 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Ten Months?(*)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$81	0.86%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.86%
Expenses Short Period Footnote [Text Block]	The Fund changed its fiscal year end to October 31 during the period. The period is from January 1, 2025 to October 31, 2025. Expenses for a 12-month reporting period would be higher.
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the ten-month period ended October 31, 2025, the Fund's Class I returned -12.46%.

Positioning

The Fund is typically exposed to more stable, profitable growth companies relative to its benchmark, the Russell 2000 Growth Index. With this positioning, the Fund generally lags in strong equity returns environments such as those observed over the reporting period.

Performance

The Fund's Class I posted a negative return during the period, underperforming relative to its benchmark. Overall equity market returns were strong due to reasonably strong earnings growth, a benign employment picture and the anticipation of an accommodative Federal Reserve, which resumed easing its fed funds target rate at the September and October 2025 Federal Open Market Committee meetings after a pause since December 2024. The actions of the Federal Reserve served to underpin a rally in a number of speculative companies and sectors where the Fund tends not to invest, such as pre-commercial stage biopharma companies. These factors hindered the Fund's performance.

What factors influenced performance?

The period featured strong equity performance, although overall returns for small cap securities continued to lag their large cap counterparts. Industrials was the top performing sector within the Russell 2000 Growth Index, driven by companies within the aerospace and defense industry, with the information technology sector also performing well. Strength within the information technology sector was led by the semiconductor and semi capital equipment group given their exposure to the burgeoning artificial intelligence (AI) theme. The Fund, however, tends to prefer the predictable and less cyclical nature of many software companies, which tended to underperform hardware-related technology companies in the period, leading the Fund to underperform within the information technology sector, in particular. With the dip in short-term interest rates during the year, more interest rate-sensitive sectors such as industrials also performed well, and the Fund benefitted from its overweight position in this sector.

Top Contributors:

The largest contributors to the Fund's performance were positive stock selection within the consumer discretionary sector and a sector overweight of the industrials sector.

Individual name contributors (portfolio contribution to return basis):

  WNS Holdings Ltd. (WNS)

  CyberArk Software (CYBR)

  Comfort Systems USA, Inc. (FIX)

Top Detractors:

Security selection within the industrials and information technology sectors detracted the most from the Fund's performance over the year.

Individual name detractors (portfolio contribution to return basis):

  SPS Commerce, Inc. (SPSC)

  Q2 Holdings, Inc. (QTWO)

  Grid Dynamics Holdings Class A (GDYN)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of the price paid has been out of favor since the market bottom of October 2022. The investment team remains focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of October 31, 2025
	10 Month	1 Year	5 Years	10 Years
Nicholas Limited Edition, Inc. - Class I	-12.46%	-10.29%	4.67%	8.07%
Russell 3000 Index	16.85%	20.81%	16.74%	14.08%
Russell 2000 Growth Index	15.27%	18.81%	8.94%	9.65%
Russell 2000 Index	12.39%	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 402,352,603	$ 402,352,603
Holdings Count | shares	68	68
Advisory Fees Paid, Amount	$ 2,848,198
Investment Company, Portfolio Turnover	13.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of October 31, 2025
Net Assets	$402,352,603
Number of Portfolio Holdings	68
Portfolio Turnover Rate	13.96%
Total Advisory Fees Paid	$2,848,198

Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
i3 Verticals, Inc.	2.50%
Dorman Products, Inc.	2.46%
Encompass Health Corporation	2.37%
Prestige Consumer Healthcare Inc	2.25%
ExlService Holdings, Inc.	2.19%
Descartes Systems Group Inc.	2.19%
Cohen & Steers, Inc.	2.12%
Lattice Semiconductor Corporation	2.11%
OPENLANE, Inc.	2.11%
Q2 Holdings, Inc.	2.07%
Total of top ten	22.37%
Sector Diversification (As a Percentage of Total Investments)
As of October 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
i3 Verticals, Inc.	2.50%
Dorman Products, Inc.	2.46%
Encompass Health Corporation	2.37%
Prestige Consumer Healthcare Inc	2.25%
ExlService Holdings, Inc.	2.19%
Descartes Systems Group Inc.	2.19%
Cohen & Steers, Inc.	2.12%
Lattice Semiconductor Corporation	2.11%
OPENLANE, Inc.	2.11%
Q2 Holdings, Inc.	2.07%
Total of top ten	22.37%

Material Fund Change [Text Block]
How Has the Fund Changed?

Changes in fiscal and tax year end: Effective January 1, 2025, the Fund's fiscal and tax year ends changed from December 31 to October 31. The Fund prepared this annual report for the 10-month period ended October 31, 2025.

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class N
Trading Symbol	NNLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of January 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Ten Months?(*)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$109	1.16%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.16%
Expenses Short Period Footnote [Text Block]	The Fund changed its fiscal year end to October 31 during the period. The period is from January 1, 2025 to October 31, 2025. Expenses for a 12-month reporting period would be higher.
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the ten-month period ended October 31, 2025, the Fund's Class N returned -12.70%.

Positioning

The Fund is typically exposed to more stable, profitable growth companies relative to its benchmark, the Russell 2000 Growth Index. With this positioning, the Fund generally lags in strong equity returns environments such as those observed over the reporting period.

Performance

The Fund's Class N posted a negative return during the period, underperforming relative to its benchmark. Overall equity market returns were strong due to reasonably strong earnings growth, a benign employment picture and the anticipation of an accommodative Federal Reserve, which resumed easing its fed funds target rate at the September and October 2025 Federal Open Market Committee meetings after a pause since December 2024. The actions of the Federal Reserve served to underpin a rally in a number of speculative companies and sectors where the Fund tends not to invest, such as pre-commercial stage biopharma companies. These factors hindered the Fund's performance.

What factors influenced performance?

The period featured strong equity performance, although overall returns for small cap securities continued to lag their large cap counterparts. Industrials was the top performing sector within the Russell 2000 Growth Index, driven by companies within the aerospace and defense industry, with the information technology sector also performing well. Strength within the information technology sector was led by the semiconductor and semi capital equipment group given their exposure to the burgeoning artificial intelligence (AI) theme. The Fund, however, tends to prefer the predictable and less cyclical nature of many software companies, which tended to underperform hardware-related technology companies in the period, leading the Fund to underperform within the information technology sector, in particular. With the dip in short-term interest rates during the year, more interest rate-sensitive sectors such as industrials also performed well, and the Fund benefitted from its overweight position in this sector.

Top Contributors:

The largest contributors to the Fund's performance were positive stock selection within the consumer discretionary sector and a sector overweight of the industrials sector.

Individual name contributors (portfolio contribution to return basis):

  WNS Holdings Ltd. (WNS)

  CyberArk Software (CYBR)

  Comfort Systems USA, Inc. (FIX)

Top Detractors:

Security selection within the industrials and information technology sectors detracted the most from the Fund's performance over the year.

Individual name detractors (portfolio contribution to return basis):

  SPS Commerce, Inc. (SPSC)

  Q2 Holdings, Inc. (QTWO)

  Grid Dynamics Holdings Class A (GDYN)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of the price paid has been out of favor since the market bottom of October 2022. The investment team remains focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
As of October 31, 2025
	10 Month	1 Year	5 Years	10 Years
Nicholas Limited Edition, Inc. - Class N	-12.70%	-10.58%	4.37%	7.76%
Russell 3000 Index	16.85%	20.81%	16.74%	14.08%
Russell 2000 Growth Index	15.27%	18.81%	8.94%	9.65%
Russell 2000 Index	12.39%	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 402,352,603	$ 402,352,603
Holdings Count | shares	68	68
Advisory Fees Paid, Amount	$ 2,848,198
Investment Company, Portfolio Turnover	13.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of October 31, 2025
Net Assets	$402,352,603
Number of Portfolio Holdings	68
Portfolio Turnover Rate	13.96%
Total Advisory Fees Paid	$2,848,198

Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
i3 Verticals, Inc.	2.50%
Dorman Products, Inc.	2.46%
Encompass Health Corporation	2.37%
Prestige Consumer Healthcare Inc	2.25%
ExlService Holdings, Inc.	2.19%
Descartes Systems Group Inc.	2.19%
Cohen & Steers, Inc.	2.12%
Lattice Semiconductor Corporation	2.11%
OPENLANE, Inc.	2.11%
Q2 Holdings, Inc.	2.07%
Total of top ten	22.37%
Sector Diversification (As a Percentage of Total Investments)
As of October 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
i3 Verticals, Inc.	2.50%
Dorman Products, Inc.	2.46%
Encompass Health Corporation	2.37%
Prestige Consumer Healthcare Inc	2.25%
ExlService Holdings, Inc.	2.19%
Descartes Systems Group Inc.	2.19%
Cohen & Steers, Inc.	2.12%
Lattice Semiconductor Corporation	2.11%
OPENLANE, Inc.	2.11%
Q2 Holdings, Inc.	2.07%
Total of top ten	22.37%

Material Fund Change [Text Block]
How Has the Fund Changed?

Changes in fiscal and tax year end: Effective January 1, 2025, the Fund's fiscal and tax year ends changed from December 31 to October 31. The Fund prepared this annual report for the 10-month period ended October 31, 2025.